UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2015 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 22.9%
Banco del Estado de Chile:
0.32%, 11/4/2015	15,800,000	15,800,000
0.43%, 12/16/2015	5,000,000	5,000,000
0.52%, 2/29/2016	5,000,000	5,000,000
Bank of Nova Scotia:
0.286%, 11/9/2015	4,250,000	4,249,996
0.417%, 4/28/2016	4,250,000	4,250,000
0.417%, 11/23/2016	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, 0.42%, 6/30/2016	15,000,000	15,000,000
Dexia Credit Local SA, 0.374%, 5/4/2016	7,750,000	7,750,000
DZ Bank AG:
0.3%, 11/24/2015	12,500,000	12,500,000
0.36%, 1/4/2016	10,000,000	10,000,000
KBC Bank NV, 0.14%, 11/2/2015	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.32%, 11/13/2015	7,500,000	7,500,000
0.38%, 1/19/2016	7,500,000	7,500,000
Mizuho Bank Ltd.:
0.29%, 1/20/2016	5,000,000	5,000,000
0.29%, 1/29/2016	20,000,000	20,000,000
Nordea Bank Finland PLC:
0.45%, 3/18/2016	12,000,000	12,000,000
0.5%, 3/9/2016	5,000,000	5,000,000
Rabobank Nederland NV:
0.373%, 4/14/2016	10,000,000	10,000,000
0.43%, 3/4/2016	12,000,000	12,000,000
Royal Bank of Canada, 0.307%, 12/10/2015	7,500,000	7,500,000
Sumitomo Mitsui Banking Corp.:
0.29%, 11/5/2015	11,500,000	11,500,000
0.33%, 11/24/2015	8,000,000	8,000,000
Svenska Handelsbanken AB:
0.495%, 2/29/2016	10,000,000	10,000,166
0.584%, 7/1/2016	2,200,000	2,200,755
Swedbank AB, 0.357%, 3/10/2016	10,000,000	10,000,000
The Toronto-Dominion Bank, 0.43%, 3/2/2016	10,000,000	10,000,000
Wells Fargo Bank NA:
0.3%, 12/10/2015	8,000,000	8,000,000
0.344%, 6/3/2016	5,000,000	5,000,000
0.366%, 4/11/2016	10,000,000	10,000,000
0.42%, 7/1/2016	15,500,000	15,500,000
Total Certificates of Deposit and Bank Notes (Cost $279,250,917)		279,250,917
Commercial Paper 47.7%
Issued at Discount ** 36.1%
Antalis SA, 0.15%, 11/6/2015	17,420,000	17,419,637
Apple, Inc., 0.17%, 11/20/2015	11,500,000	11,498,968
Bank Nederlandse Gemeenten, 0.381%, 3/4/2016	15,000,000	14,980,367
Bedford Row Funding Corp., 0.47%, 12/11/2015	7,500,000	7,496,083
Caisse des Depots et Consignations:
0.31%, 2/16/2016	20,000,000	19,981,572
0.34%, 12/15/2015	2,500,000	2,498,961
0.346%, 3/15/2016	18,000,000	17,976,712
China Construction Bank Corp., 0.19%, 11/6/2015	47,000,000	46,998,760
Coca-Cola Co., 0.511%, 3/18/2016	7,000,000	6,986,315
Consolidated Edison, Inc., 0.3%, 11/5/2015	3,165,000	3,164,894
CPPIB Capital, Inc., 0.3%, 2/1/2016	12,000,000	11,990,800
DBS Bank Ltd.:
0.28%, 1/5/2016	4,450,000	4,447,750
0.34%, 1/28/2016	14,500,000	14,487,949
Erste Abwicklungsanstalt:
0.28%, 11/10/2015	20,000,000	19,998,600
0.31%, 12/1/2015	2,095,000	2,094,459
0.33%, 2/3/2016	10,000,000	9,991,383
0.34%, 12/14/2015	7,500,000	7,496,954
0.357%, 3/17/2016
Hannover Funding Co., LLC, 0.32%, 11/6/2015	45,000,000	44,998,000
Kells Funding LLC:
144A, 0.29%, 11/16/2015	9,000,000	8,998,912
0.37%, 2/2/2016	10,000,000	9,991,217
144A, 0.401%, 1/8/2016	8,000,000	7,993,956
0.431%, 3/14/2016	13,500,000	13,478,392
LMA Americas LLC, 0.06%, 11/2/2015	8,000,000	7,999,987
Natixis, 0.06%, 11/2/2015	35,000,000	34,999,825
Nestle Capital Corp., 0.27%, 2/26/2016	5,000,000	4,995,612
Prudential Funding LLC, 0.06%, 11/2/2015	11,000,000	10,999,982
Rabobank Nederland NV, 0.33%, 12/7/2015	12,000,000	11,996,040
Standard Chartered Bank:
0.401%, 1/13/2016	10,000,000	9,991,889
0.42%, 1/8/2016	12,000,000	11,990,480
0.501%, 4/5/2016	12,500,000	12,472,917
Sumitomo Mitsui Banking Corp., 0.33%, 12/7/2015	5,000,000	4,998,350
Svenska Handelsbanken AB, 0.32%, 11/18/2015	12,000,000	11,998,187
Victory Receivables Corp., 0.28%, 11/23/2015	12,000,000	11,997,947
		439,411,857
Issued at Par * 11.6%
ASB Finance Ltd., 0.354%, 1/5/2016	10,000,000	10,000,000
Bank Nederlandse Gemeenten:
0.294%, 2/25/2016	7,000,000	7,000,000
0.365%, 5/6/2016	15,500,000	15,500,000
Bedford Row Funding Corp.:
0.334%, 4/8/2016	5,000,000	5,000,000
144A, 0.396%, 4/12/2016	5,000,000	5,000,000
Commonwealth Bank of Australia,
0.304%, 4/7/2016	10,000,000	9,999,730
0.365%, 3/4/2016	7,000,000	7,000,000
Erste Abwicklungsanstalt:
0.357%, 3/17/2016	5,000,000	4,999,812
0.357%, 4/13/2016	5,000,000	5,000,000
HSBC Bank PLC:
0.316%, 12/9/2015	7,000,000	6,999,816
144A, 0.325%, 12/23/2015	13,300,000	13,300,000
0.457%, 6/24/2016	8,500,000	8,500,000
Nederlandse Waterschapsbank NV, 144A, 0.366%, 3/18/2016	10,000,000	10,000,000
Old Line Funding LLC:
0.316%, 12/15/2015	5,000,000	5,000,000
144A, 0.394%, 2/8/2016	10,000,000	10,000,000
Starbird Funding Corp., 144A, 0.264%, 11/9/2015	10,000,000	10,000,000
Westpac Banking Corp., 144A, 0.27%, 3/10/2016	8,000,000	8,000,000
		141,299,358
Total Commercial Paper (Cost $580,711,215)		580,711,215
Short-Term Notes 6.2%
Bank of Nova Scotia:
0.607% *, 12/31/2015	10,000,000	10,003,809
2.9%, 3/29/2016	5,000,000	5,047,630
GE Capital International Funding LLC, 144A, 0.964%, 4/15/2016	12,510,000	12,536,396
Home Depot, Inc., 5.4%, 3/1/2016	5,500,000	5,588,881
JPMorgan Chase Bank NA, 0.48% *, 11/22/2016	20,000,000	20,000,000
Norinchukin Bank, 0.29%, 11/5/2015	12,500,000	12,500,000
Province of Ontario Canada, 4.75%, 1/19/2016	4,851,000	4,897,555
Wal-Mart Stores, Inc., 5.313%, 6/1/2016	4,500,000	4,628,874
Total Short-Term Notes (Cost $75,203,145)		75,203,145
Government & Agency Obligations 2.3%
U.S. Government Sponsored Agencies
Federal National Mortgage Association:
0.19% **, 12/14/2015	12,500,000	12,497,163
0.207% *, 10/21/2016	7,700,000	7,699,594
0.255% **, 2/2/2016	7,500,000	7,495,060
Total Government & Agency Obligations (Cost $27,691,817)		27,691,817
Time Deposit 3.4%
Credit Agricole Corporate & Investment Bank, 0.07%, 11/2/2015 (Cost $40,872,573)	40,872,573	40,872,573
Municipal Bonds and Notes 11.3%
Michigan, RIB Floater Trust, Series 6WE, 144A, 0.16% ***, 7/1/2018, LOC: Barclays Bank PLC	27,000,000	27,000,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.18% ***, 6/28/2016, LOC: Royal Bank of Canada	12,500,000	12,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.42% ***, 5/1/2048, LOC: Bank of China	10,000,000	10,000,000
Philadelphia, PA, TECP, 0.28%, 11/4/2015, LOC: Wells Fargo Bank NA	27,000,000	26,999,910
RIB Floater Trust, Series 8UE,144A, 0.25% ***, 12/27/2016, LOC: Barclays Bank PLC	28,500,000	28,500,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.28%, 11/6/2015	10,075,000	10,075,000
Texas, RIB Floater Trust, Series 5WE, 144A, 0.16% ***, 7/1/2018, LOC: Barclays Bank PLC	22,000,000	22,000,000
Total Municipal Bonds and Notes (Cost $137,074,910)		137,074,910
Repurchase Agreements 7.2%
BNP Paribas, 0.2%, dated 6/10/2015, to be repurchased at $16,516,225 on 12/4/2015 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 0.475%, dated 4/14/2015, to be repurchased at $12,547,830 on 1/29/2016 (a) (c)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.506%, dated 4/15/2015, to be repurchased at $25,101,551 on 1/29/2016 (a) (d)	25,000,000	25,000,000
Nomura Securities International, 0.07%, dated 10/30/2015, to be repurchased at $34,000,198 on 11/2/2015 (e)	34,000,000	34,000,000
Total Repurchase Agreements (Cost $88,000,000)		88,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,228,804,577) †	101.0	1,228,804,577
Other Assets and Liabilities, Net	(1.0)	(12,110,051)
Net Assets	100.0	1,216,694,526

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2015.
†	The cost for federal income tax purposes was $1,228,804,577.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of October 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
160,000	Electricite de France SA	2.35	10/13/2020	158,749
16,018,953	Madison Park Funding XVII Ltd.	1.729	7/21/2027	16,827,978
8,576	WhiteHorse VIII Ltd.	1.829	5/1/2026	8,511
Total Collateral Value				16,995,238

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
32,656	Home Loan Trust	6.01	2/25/2036	32,839
5,910,000	JPMorgan Chase Commercial Mortgage Securities Trust	7.693	12/5/2027	6,971,418
5,080,861	National Collegiate Student Loan Trust	0.477	4/25/2029	4,882,040
438,897	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	1.217	9/25/2034	435,475
675,600	Santander Drive Auto Receivables Trust	2.27	1/15/2019	679,749
Total Collateral Value				13,001,521

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,956,354	Access Group, Inc.	0.689	5/25/2029	23,723,231
44,348	GMACM Home Equity Notes Variable Funding Trust	0.947	2/25/2031	43,594
140,000	Prestige Auto Receivables Trust	2.39	5/15/2020	141,213
1,982,000	WFRBS Commercial Mortgage Trust	4.875	8/15/2045	2,094,071
Total Collateral Value				26,002,109

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,000	Federal Home Loan Bank	0.875	5/29/2018	100,324
32,968,629	Federal National Mortgage Association	2.5-4.5	4/1/2028-10/1/2045	34,587,854
Total Collateral Value				34,688,178

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$1,140,804,577	$—	$1,140,804,577
Repurchase Agreements	—	88,000,000	—	88,000,000
Total	$—	$1,228,804,577	$—	$1,228,804,577

There have been no transfers between fair value measurement levels during the period ended October 31, 2015.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 23, 2015